                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-21186
                                   ---------------------------------------------

                        Williams Capital Management Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 Fifth Avenue
                            New York, New York 10019
--------------------------------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                 Dail St. Claire
                                    President
                           Williams Capital Management
                                650 Fifth Avenue
                            New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 373-4240
                                                   -----------------------------

Date of fiscal year end:   October 31, 2005
                          ------------------------------------------------------

Date of reporting period:   July 31, 2005
                          ------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

WILLIAMS CAPITAL LIQUID ASSETS FUND
Schedule of Portfolio Investments                                  July 31, 2005
(Unaudited)

                                                                   MOODY'S/S&P
              PRINCIPAL       SECURITY                               RATINGS
               AMOUNT        DESCRIPTION                           (UNAUDITED)                                            VALUE
               ------        -----------                           -----------                                            -----
ASSET BACKED COMMERCIAL PAPER  (30.3%):
               2,000,000   Apreco Llc, 3.518%, 10/17/05 ++, +++  P-1/A-1+                               $                 1,985,113
              10,000,000   Arth Capital Corp., 3.237%, 08/05/05  P-1/A-1+                                                 9,996,372
                            ++, +++
               4,000,000   Arth Capital Corp., 3.359%, 08/09/05  P-1/A-1+                                                 3,997,022
                            ++, +++
               6,000,000   Arth Capital Corp., 3.541%, 09/19/05  P-1/A-1+                                                 5,971,253
                            ++, +++
              10,000,000   Atlantis One Funding Corp., 3.289%,   P-1/A-1+                                                10,000,000
                            08/01/05 ++, +++
              21,300,000   Barton Capital, 3.281%, 08/01/05      P-1/A-1+                                                21,300,000
                           ++, +++
              24,000,000   Galleon Capital, 3.281%, 08/01/05     P-1/A-1                                                 24,000,000
                           ++, +++
               6,000,000   Govco Inc., 3.550%, 10/12/05          P-1/A-1+                                                 5,957,760
                           ++, +++
              20,000,000   Klio Funding Corp., 3.380%,           P-1/A-1+                                                19,960,683
                           08/22/05 ++, +++
              10,000,000   Nieuw Amsterdam, 3.319%, 08/10/05     P-1/A-1                                                  9,991,725
                            ++, +++
              16,000,000   Old Line Funding, 3.302%, 08/03/05    P-1/A-1+                                                15,997,067
                           ++, +++
                 663,000   Old Line Funding, 3.313%, 08/04/05    P-1/A-1+                                                   662,818
                           ++, +++
               5,000,000   Sigma Finance, Inc., 3.244%,          P-1/A-1+                                                 5,000,000
                           08/01/05 ++, +++
               5,000,000   Sigma Finance, Inc., 3.608%,          P-1/A-1+                                                 4,937,875
                           12/05/05 ++, +++
              12,000,000   Sydney Capital, Inc., 3.165%,         P-1/A-1+                                                11,998,953
                           08/02/05 ++, +++
               5,000,000   Thames Asset Global Securities,       P-1/A-1                                                  4,999,103
                           3.244%, 08/03/05 ++, +++
               6,000,000   Thames Asset Global Securities,       P-1/A-1                                                  5,992,207
                           3.348%, 08/15/05 ++, +++
               5,000,000   Thames Asset Global Securities,       P-1/A-1                                                  4,979,467
                           3.387%, 09/14/05 ++, +++                                                                       ---------

TOTAL ASSET BACKED COMMERCIAL PAPER (COST $167,727,418)                                                                 167,727,418
                                                                                                                        -----------


CORPORATE BONDS & NOTES  (18.7%):
Banking & Financial Services  (7.6%):
               8,500,000   Bank One Corp., 6.500%, 02/01/06      Aa3/A+                                                   8,622,781
               8,249,000   Cit Group, Inc., 4.125%, 02/21/06     A2/A                                                     8,258,534
               5,000,000   Cit Group, Inc., 3.260%, 05/12/06     A2/A                                                     4,999,883
               8,581,000   Citigroup, Inc., 6.750%, 12/01/05     Aa1/AA-                                                  8,692,078
               3,000,000   Citigroup, Inc., 5.750%, 05/10/06     Aa1/AA-                                                  3,044,468
               5,000,000   Citigroup, Inc., 3.530%, 06/06/06 +   Aa1/AA-                                                  5,008,793
               1,000,000   Wells Fargo & Co., 7.250%,            Aa1/AA-                                                  1,002,942
                           08/24/05
               2,500,000   Wells Fargo & Co., 3.300%,            Aa1/AA-                                                  2,500,000
                           07/03/06                                                                                       ---------

                                                                                                                         42,129,479
                                                                                                                         ----------
Diversified Financial Services  (6.0%):
               5,000,000   American Express Credit Corp.,        Aa3/A+                                                   5,000,689
                           3.474%, 10/26/05 +
               1,500,000   American Express Credit Corp.,        Aa3/A+                                                   1,501,011
                           3.420%, 04/05/06 +

               5,000,000   Merrill Lynch & Co., Inc., 3.520%,    Aa3/A+                                                   5,000,463
                           08/18/05 +
               1,500,000   Merrill Lynch & Co., Inc., 6.150%,    Aa3/A+                                                   1,517,178
                           01/26/06
               6,500,000   Merrill Lynch & Co., Inc., 3.550%,    Aa3/A+                                                   6,507,859
                           02/10/06 +
               1,500,000   Merrill Lynch & Co., Inc., 6.130%,    Aa3/A+                                                   1,527,182
                           05/16/06
               8,000,000   Morgan Stanley, 3.330%, 08/03/06      Aa3/A+                                                   8,000,000
                           +
               4,000,000   Morgan Stanley, 3.395%, 08/15/06      Aa3/A+                                                   4,000,000
                                                                                                                          ---------
                           +
                                                                                                                         33,054,382
                                                                                                                         ----------
Finance - Other Services  (1.8%):
               2,000,000   ASIF Global Financing, 2.650%,        Aa2/AA+                                                  1,996,065
                           01/17/06
               3,000,000   Nationwide Building Society, 3.508%,  Aa3/A+                                                   2,999,960
                            10/28/05 +, ++
               5,000,000   Nationwide Building Society, 3.340%,  Aa3/A+                                                   5,000,000
                            07/07/06 +, ++                                                                                ---------

                                                                                                                          9,996,025
                                                                                                                          ---------
Industrial  (0.6%):
               3,200,000   Emerson Electric Co., 6.300%,         A2/A                                                     3,230,429
                           11/01/05                                                                                       ---------

Pharmaceuticals  (2.7%):
              10,000,000   Merck & Co., Inc., 4.726%, 02/22/06   Aa3/AA-                                                 10,054,874
                            ++
               5,000,000   Pfizer, Inc., 3.300%, 08/07/06 +, ++  Aaa/AAA                                                  5,000,000
                                                                                                                          ---------
                                                                                                                         15,054,874
                                                                                                                        -----------
TOTAL CORPORATE BONDS & NOTES (COST $103,465,189)                                                                       103,465,189
                                                                                                                        -----------

MASTER NOTES & PROMISSORY NOTES  (12.1%):
              25,000,000   Bank of America Corp. Securities      P-1/A-1                                                 25,000,000
                           Corp, 3.390%,
                           12/31/05 +
              25,000,000   Bear Stearns Co., Inc., 3.410%,       P-1/A-1                                                 25,000,000
                           12/31/50 +
               7,000,000   Goldman Sachs Group, Inc.,            P-1/A-1                                                  7,000,000
                           3.410%, 10/07/05 *, +
              10,000,000   Goldman Sachs Group, Inc.,            P-1/A-1                                                 10,000,000
                           3.430%, 12/02/05 *, +                                                                         ----------

TOTAL MASTER NOTES & PROMISSORY NOTES (COST $67,000,000)                                                                 67,000,000
                                                                                                                         ----------

MUNICIPAL SECURITIES  (17.2%):
Taxable Municipal Bonds and Notes  (13.6%):
               1,715,000   Baptist Health System of South        VMIG1/A-1+                                               1,715,000
                           Florida, Series A (MBIA Insured),
                           SPA, 3.340%, 05/15/17 +
               4,385,000   Connecticut State Housing Finance     VMIG1/A-1+                                               4,385,000
                           Authority, (AMBAC Insured), 3.320%,
                            11/15/16 +
                 325,000   Connecticut State Housing Finance     VMIG1/A-1+                                                 325,000
                           Authority, (AMBAC Insured), 3.320%,
                            05/15/32 +
               4,800,000   Florida Housing Finance Corporation   VMIG1/A-1+                                               4,800,000
                           Revenue, (MBIA Insured), SPA,
                           3.340%, 01/01/44 +
               5,700,000   Florida Housing Finance Corp.,        VMIG1/A-1+                                               5,700,000
                           3.340%, 01/01/34 +
               6,000,000   Florida Housing Finance Corp.,        VMIG1 / A-1+                                             6,000,000
                           Revenue, 3.340%, 01/01/45 +
               3,100,000   Los Angeles California Water &        VMIG1/A-1+                                               3,100,000
                           Power Revenue, Subseries B-4, SPA,

                            3.320%, 07/01/34 +
               1,250,000   New York State, Series C, GO,         VMIG1/A-1+                                               1,250,000
                           LOC, 2.450%, 08/04/05
              11,000,000   New York, New York, Subseries A-9     VMIG1/A-1+                                              11,000,000
                           (FGIC Insured), GO, SPA, 3.340%,
                           11/01/23
               2,080,000   North Carolina Housing Finance        VMIG1/A-1                                                2,080,000
                           Agency, Series D, SPA, 3.340%,
                           07/01/24 +
               7,500,000   North Texas Higher Education          VMIG1/A-1+                                               7,500,000
                           Authority, Series B, (AMBAC Insured),
                            SPA, 3.340%, 12/01/44 +
                 205,000   Philadelphia Pennsylvania Authority   VMIG1/A-1+                                                 205,000
                           for Industrial Development Special
                           Facilities Revenue, Series B,
                           (AMBAC Insured), SPA, 3.340%,
                           07/01/10 +
              11,100,000   Portland, Maine, SPA, 3.340%,         VMIG1/A-1+                                              11,100,000
                           06/01/26 +
               2,925,000   Texas State, Series B, GO, SPA,       VMIG1/A-1+                                               2,925,000
                           3.320%, 12/01/09 +
                 700,000   Texas State, GO, SPA, 3.320%,         VMIG1/A-1+                                                 700,000
                           06/01/21 +
               2,000,000   Texas State, Series A-2, GO,          VMIG1/A-1+                                               2,000,000
                           3.320%, 12/01/29 +
               3,700,000   Texas State, Series A-2, GO, SPA,     VMIG1/A-1+                                               3,700,000
                           3.350%, 12/01/33 +
               1,800,000   Texas State Department of Housing     VMIG1/A-1+                                               1,800,000
                           & Community Affairs Single Family
                           Revenue, Series A, (FSA Insured),
                           SPA, 3.340%, 09/01/36 +
               4,000,000   Utah State Board of Regents, Series   VMIG1/A-1+                                               4,000,000
                           X, (AMBAC Insured), SPA, 3.340%,
                           11/01/44 +
               1,295,000   Wisconsin Housing & Economic          VMIG1/A-1+                                               1,295,000
                           Development Authority Home                                                                     ---------
                           Ownership Revenue, Series B, SPA,
                           3.350%, 09/01/35 +

                                                                                                                         75,580,000
                                                                                                                         ----------
Taxable Municipal Commercial Paper  (3.6%):
               7,485,000   De Kalb County Georgia                VMIG1/A-1                                                7,485,000
                           Development Authority, 3.370%,
                           10/03/05
               8,200,000   Lower Colorado River Authority,       P-1/A-1                                                  8,200,000
                           3.210%, 08/02/05
               3,000,000   Michigan State, 2.850%, 08/10/05      VMIG1/A-1+                                               3,000,000

               1,000,000   Michigan State University             VMIG1/A-1+                                               1,000,000
                           Revenues, Series C, SPA, 3.340%,                                                               ---------
                           02/15/33 +

                                                                                                                         19,685,000
                                                                                                                         ----------
TOTAL MUNICIPAL SECURITIES (COST $95,265,000)                                                                            95,265,000
                                                                                                                         ----------

OTHER COMMERCIAL PAPER  (11.1%):
Diversified Financial Services  (0.9%):
               5,000,000   Morgan Stanley, 3.350%,               P-1/A-1                                                  5,000,000
                           01/06/06 +                                                                                     ---------

Banking (5.9%)
               8,545,000   Dexia Bank, 3.254%, 08/22/05 +++      P-1/A-1+                                                 8,528,929
              24,000,000   UBS Finance, Inc., 3.281%,            P-1/A-1+                                                24,000,000
                           08/01/05 +++                                                                                  ----------

                                                                                                                         32,528,929
                                                                                                                         ----------
Other Commodities  (4.3%):
              24,000,000   Koch Industries, 3.261%, 08/01/05     P-1/A-1+                                                24,000,000
                           ++, +++                                                                                       ----------


TOTAL OTHER COMMERCIAL PAPER (COST $61,528,929)                                                                          61,528,929
                                                                                                                         ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (4.2%):
Federal Farm Credit Bank  (0.2%):
               1,250,000   3.250%, 10/04/06 +                    Aaa/AAA                                                  1,249,268
                                                                                                                          ---------
Federal Home Loan Bank  (1.1%):
               2,000,000   2.125%, 09/22/05                      Aaa/AAA                                                  1,999,739
               4,000,000   3.000%, 01/18/06                      Aaa/AAA                                                  4,000,000
                                                                                                                          ---------
                                                                                                                          5,999,739
                                                                                                                          ---------
Federal National Mortgage Association  (2.9%):
               2,000,000    3.505%, 10/21/05 +                   Aaa/AAA                                                  1,999,710
               2,000,000    3.376%, 12/29/05 +                   Aaa/AAA                                                  1,999,516
               5,000,000    3.090%, 02/06/06 +                   Aaa/AAA                                                  4,997,717
               7,000,000    4.000%, 08/08/06                     Aaa/Aaa                                                  6,999,999
                                                                                                                          ---------
                                                                                                                         15,996,942
                                                                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $23,245,949)                                                              23,245,949
                                                                                                                         ----------

YANKEE CERTIFICATES OF DEPOSIT  (2.4%):
Banking & Financial Services  (2.4%):
               5,000,000   Barclays Bank PLC, 3.240%,            P-1/A-1+                                                 5,000,000
                           08/26/05
               3,500,000   Barclays Bank PLC, 2.800%,            P-1/A-1+                                                 3,500,000
                           11/18/05
               5,000,000   Dexia Bank, 3.270%, 06/02/06 +        P-1/A-1+                                                 4,998,931
                                                                                                                          ---------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (COST $13,498,931)                                                                  13,498,931
                                                                                                                         ----------

INVESTMENT COMPANY SECURITIES  (6.6%):
                  17,050   Bank of New York Cash Sweep                                                                       17,050
              21,845,000   Morgan Stanley Institutional Prime    Aaa/AAA                                                 21,845,000
                           Liquidity Fund
              14,515,000   Reserve Primary Fund                  Aaa/AAA                                                 14,515,000
                                                                                                                         ----------
TOTAL INVESTMENT COMPANY SECURITIES (COST $36,377,050)                                                                   36,377,050
                                                                                                                         ----------



TOTAL INVESTMENTS (COST $568,108,466) (a)   -   102.6%                                                                  568,108,466
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.6)%                                                                     (14,151,252)
                                                                                                                       ------------

NET ASSETS   -   100.0%                                                                                 $               553,957,214
                                                                                                                        ===========

------------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

+ Variable rate security. The rate presented is the rate in effect at July 31, 2005. The date presented reflects the next rate change date.

++ Security exempt from registration under Rule 144A or Section 4(2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed those securities denoted under Rule 144A to be liquid.

+++  The rate presented is the effective yield at purchase.



Percentages indicated are based on net assets of $553,957,214.
SEE NOTES TO FINANCIAL STATEMENTS.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
  JULY 31, 2005





         Securities of the Williams Capital Liquid Assets Fund (the "Fund") are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Christopher J. Williams
                          ------------------------------------------------------
                           Christopher J. Williams
                           Treasurer

Date    September 28, 2005
       -------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Christopher J. Williams
                          ------------------------------------------------------
                           Christopher J. Williams
                           Treasurer

Date    September 28, 2005
      --------------------------------------------------------------------------

By (Signature and Title)*   /s/ Dail St. Claire
                          ------------------------------------------------------
                           Dail St. Claire
                           President

Date    September 28, 2005
      --------------------------------------------------------------------------